CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME
Net (loss) / income	$ 13,346	$ 1,058	$ (59,602)
Other comprehensive (loss) / income:
Foreign currency translation adjustment, net of nil income taxes	3,239	(512)	(733)
Total comprehensive (loss) / income	16,585	546	(60,335)
Less: comprehensive (loss) / income attributable to non-controlling interests	29	59	(1)
Comprehensive (loss) / income attributable to LightInTheBox Holding Co., Ltd.	$ 16,556	$ 487	$ (60,334)